Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity (Deficit)

Stockholders’ Equity (Deficit)

On June 11, 2020, Open Lending Corporation’s common stock began trading on the NASDAQ under the symbol “LPRO”. Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company is authorized and has available for issuance the following shares and classes of capital stock, each with a par value of $0.01 per share: (i) 550,000,000 shares of common stock; (ii) 10,000,000 shares of preferred stock. Immediately following the Business Combination, there were 91,849,909 shares of common stock with a par value of $0.01, and 9,166,659 warrants outstanding. As discussed in Note 3 Business Combination, the Company has retroactively adjusted the shares issued and outstanding prior to June 10, 2020 to give effect to the exchange ratio established in the Business Combination Agreement to determine the number of shares of common stock into which they were converted.

In connection to the Business Combination, on July 1, 2020, the Company filed a Registration Statement on Form S-1 to register 52,916,659 shares of common stock for the issuance by the Company of (i) up to an aggregate of 23,750,000 shares of our common stock that may be issued as earn-out consideration upon certain triggering events and (ii) 9,166,659 shares of our common stock that may be issued upon exercise of warrants to purchase common stock at an exercise price of $11.50 per share of common stock, herein referenced as public warrants.

Underwritten Public Offering

On December 14, 2020, we completed an underwritten public offering of 9,500,000 shares of our common stock at a public offering price of $28.00 per share. All shares were sold by existing stockholders, including Nebula Holdings, LLC and its affiliates, Bregal Sagemount and certain executive officers of the Company. The selling stockholders also granted the underwriters a 30-day option to purchase up to 1,425,000 additional shares of common stock. We did not sell any shares and did not receive any of the proceeds of the offering.

Share Repurchase

Pursuant to a Stock Repurchase Agreement, dated as of December 7, 2020, between Open Lending and the selling stockholders, we purchased from the selling stockholders an aggregate number of 1,395,089 shares of our common stock totaling $37.5 million at the same per share price paid by the underwriters to the selling stockholders in the offering. The $37.5 million stock repurchase was recorded to treasury stock in December of 2020.

Common Stock

In conjunction with the Business Combination, Nebula obtained commitments from certain investors (collectively, the “PIPE Investors”) to purchase shares of Nebula Class A common stock, which were converted into 20,000,000 Private Investment in Public Entity (“PIPE”) shares for a purchase price of $10.00 per share. Of the 20,000,000 PIPE shares, 11,500,000 shares were held by other institutional investors and 8,500,000 shares were held by Nebula Holdings, LLC and its affiliates. On the Closing Date, the Company had 91,849,909 shares of common stock outstanding, which excluded 3,437,500 shares issued and outstanding that were subject to certain lock-up and forfeiture arrangements pursuant to the Founder Support Agreement, dated as of January 5, 2020 (as amended by that certain Amendment No.1, dated March 18, 2020, and that certain Amendment No.2, dated May 13, 2020), by and among Nebula, ParentCo, Open Lending, LLC, Nebula Holdings, LLC, Adam H. Clammer, James H. Greene, Jr ., Rufina Adams, David Kerko, Frank Kern, James C. Hale and Ronald Lamb.

During the twelve months December 31, 2020, the Company issued a total of 32,910,776 shares of common stock related to contingent consideration and exercised warrants, released 3,437,500 shares of common stock from lock-up restrictions, and repurchased 1,395,089 shares of common stock during our underwritten offering in December of 2020. As a result of these events, Company’s outstanding common stock increased from 91,849,909 on the Closing Date to 126,803,096 shares as of December 31, 2020.

Preferred Stock

As of December 31, 2019, Open Lending, LLC had 29,058,266 shares of no par value Series A and Series B preferred units outstanding and 21,906,852 shares of redeemable convertible Series C preferred units, all of which were convertible on a 1:1 basis with Open Lending, LLC common units. As a result of their redemption feature, the Series C preferred units were classified as temporary equity outside of Open Lending, LLC’s permanent equity and valued at their redemption amount at period end, which was $304.9 million, and $141.5 million at December 31, 2019 and 2018, respectively. Upon the Closing, the preferred units outstanding were converted into common stock of the Company at the exchange rate established in the Business Combination Agreement, par value $0.01 per share.

As of December 31, 2019, the outstanding preferred units of Open Lending, LLC were as follows:

	Series	Units Authorized	Units Issued and Outstanding	Per Unit Liquidation Preference	Aggregate Liquidation Preference	Per Unit Initial Conversion Price
		(In thousands, except unit and per unit data )
Non-Redeemable Preferred Units	A	9,941,227	9,941,227	$0.50	$4,971	$0.25
Non-Redeemable Preferred Units	B	19,117,039	19,117,039	$0.50	$9,559	$0.25
Redeemable Preferred Units	C	21,906,852	21,906,852	$1.83	$40,090	$1.83

		50,965,118	50,965,118

The number of preferred units presented on the Balance Sheet and Statement of Stockholders Equity (Deficit) as of December 31, 2019 has been retroactively restated to reflect conversion to Open Lending Corporation’s common stock as a result of the Business Combination. The rights, preferences and privileges of both the redeemable and non-redeemable preferred units were as follows:

Voting Rights

Each holder of preferred unit was entitled to the number of votes equal to the number of common units into which each preferred unit is convertible.

Non-liquidation Distribution

The holders of preferred units were entitled to receive distributions. Such distributions are payable when and if declared by the Board of Directors. The holders of Series C Preferred Units were entitled to receive distributions prior and in preference, to any payment of any distribution to other preferred units and common units. Specifically, the holders of Series C Preferred Units were entitled to receive a preferred return equal to 2.5% per annum, accruing daily, on the Series C Contribution Amount, as defined as the “Preferred Return”, until such time as the holders of Series C Preferred Units receive Preferred Return distributions totaling an aggregate of $100 million. Distributions declared in excess of the Preferred Return for Series C preferred units would be distributed among the holder of preferred units and common units pro rata on an as-converted basis (including the Series C Preferred Units). The distributions declared by the Board of Directors and made to the preferred units in 2020, 2019 and 2018 are provided in the below table.

Distributions	Non-Redeemable Preferred Units		Redeemable Preferred Units
	Series A	Series B	Series C
	(in thousands)
For the years ended December 31,
2018	$3,500	$6,789	$9,066
2019	$4,813	$9,252	$11,058
2020	$18,098	$34,802	$40,689

Conversion

Each preferred unit was convertible, at the option of the holder, according to a conversion ratio, which was subject to adjustment for dilutive unit issuance. The total number of common units into which the preferred units could be converted was determined by dividing the initial conversion price by the then-applicable conversion price, as shown in the table above. Preferred Units could not be reissued upon conversion to common units. Open Lending, LLC had reserved sufficient common units for issuance upon conversion of preferred units.

The Series A and Series B Preferred Units would automatically convert to common units if (1) at any time the Open Lending, LLC effected an underwritten public offering, or (2) on the date upon which 80% of the respective Series A or Series B Preferred Units had been converted to Common Units.

The Series C Preferred Units automatically converted into common units at the then-applicable conversion price if any time (1) Open Lending, LLC effected an initial public offering with aggregate proceeds of no less than $75 million and the price paid by public was no less than $4.56 per unit, or (2) upon the written election of a Series C Preferred Units majority.

Redemption

At the election of a Series C Preferred Units majority, as defined, each of the Series C Preferred Units was subject to redemption at a price per unit equal to the greater of (a) the Series C Liquidation Preference Payment (as defined in the below section) and (b) the fair market value of the Class A Common Units into which such Series C Preferred Units was convertible, at any time between June 23, 2020 and December 15, 2021. Series A and Series B Preferred Units were not redeemable by the Company or the holders. The redemption feature caused the Series C Preferred Unit to be classified as temporary equity outside of the Company’s permanent equity. The Company valued its Series C Preferred Units at their redemption amount at period end, which was $304.9 million and $141.5 million at December 31, 2019 and 2018, respectively. During the year ended December 31, 2020, the redemption rights were removed from the Series C redeemable convertible preferred units upon conversion to Class A common stock as a result of the Business Combination, and as such, the Company no longer has outstanding convertible preferred stock on its balance sheets.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the assets of the Company would be paid and distributed first to creditors. The Series C Preferred Units rank senior to the Series A and Series B Preferred Units, and the Series A and Series B Preferred Units ranked senior to the common units. The Series C Preferred Units would receive an amount equal to the sum of the unpaid portion of the Preferred Return and $1.8259 per Series C Preferred Unit, plus all declared and unpaid distributions (the “Series C Liquidation Preference Payment”), payable in preference and priority to any payments made to holders of the then outstanding Series A and Series B Preferred Units and Common Units. The holders of Series A and Series B Preferred Units would receive an amount equal to $0.50 per preferred unit plus all declared and unpaid distributions (the “Series A and Series B Liquidation Preference Payments”), payable in preference and priority to any payments made to holders of the then outstanding common units.

Public Warrants

Upon the Closing, there were 9,166,659 outstanding public warrants to purchase shares of the Company’s common stock that were issued by Nebula with other consideration prior to the Business Combination. The warrants were set to expire on June 10, 2025, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

Each whole warrant entitled the holder to purchase one whole share of the Company’s common stock at a price of $11.50 per share, subject to adjustments. The warrants were exercisable 30 days after the completion of the Business Combination. Once the public warrants became exercisable, the Company had the right to redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant (the “Redemption Price”) upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sale price of the Company’s common stock matched or exceeded $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sent the notice of redemption to the warrant holders (“Redemption Right”).

On September 11, 2020, the Company provided notice of redemption that all public warrants may be exercised by the holders thereof until 5:00 p.m. New York City time on October 13, 2020 (the “Redemption Date”). Any public warrants that remained unexercised following 5:00 p.m. New York City time on October 13, 2020 would no longer be exercisable and would be redeemed by the Company at the Redemption Price.

During the year ended December 31, 2020, 9,160,776 public warrants were exercised by the holders from which the Company received $105.3 million in cash proceeds.

Dividend

Any decision to declare and pay dividends in the future will be made at the sole discretion of Open Lending Corporation’s Board of Directors and will depend on, among other things, results of operations, cash requirements, financial condition, contractual restrictions and other factors that Open Lending Corporation’s Board of Directors may deem relevant. In addition, the Company’s ability to pay dividends will be limited by covenants in its existing indebtedness and may be limited by the agreements governing other indebtedness that it or its subsidiaries incur in the future.